CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Cash reserves	$ 16,806,578	$ 15,710,055